Lease Liabilities	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Lease Liabilities
Note 10 —Lease Liabilities
The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are determined according to the non-cancellable
period and are between two and twelve years. In addition, in order to improve flexibility to the Company’s operations, lease terms may provide the Company with options to extend the lease or to terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between two to ten years in addition to the non-cancellable
period.
Maturity analysis for lease liabilities recognized in the consolidated statements of financial position at September 30, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)

September 30, 2021
Lease liabilities	6,840	47,653	70,054	124,547	102,301

Total lease liabilities	6,840	47,653	70,054	124,547	102,301